Trade receivables (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade receivables
Trade receivables	£ 33,740,000	£ 123,797,000
Less: non-current portion
Trade receivables	9,889,000	4,724,000	£ 15,399,000
Non-current trade receivables	9,889,000	4,724,000	15,399,000
Current trade and receivables	23,851,000	119,073,000	£ 61,207,000
Transfer fees receivable	18,270,000	29,214,000
Deferred revenue contractually payable to Group	12,725,000	77,357,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	9,889,000	4,724,000
Cost / gross value
Trade receivables
Trade receivables	46,694,000	133,505,000
Accumulated impairment
Trade receivables
Trade receivables	(12,954,000)	(9,708,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 34,259,000	£ 124,050,000